S000051748 [Member] Investment Strategy - DoubleLine Global Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests primarily in debt obligations issued by governments and governmental agencies, authorities or instrumentalities, located anywhere in the world. The Fund expects to invest significantly in obligations of members of the G20, an organization of governments composed of 20 of the major economies in the world, including developed markets and emerging market economies.
DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) expects to allocate the Fund’s assets among a variety of debt instruments based on its view of their potential to provide current income, capital appreciation, or both, as well as the Adviser’s view of changing global macroeconomic conditions such as, but not limited to, broad dollar trends, commodity cycles, cross border trade and portfolio flows, and relative growth and inflation differentials. The Adviser will also consider changes in a specific country’s market, economic, monetary and political factors and other developments that the Adviser believes may affect the values of the Fund’s investments.
The Fund’s investment universe includes, without limitation, sovereign debt, including U.S. Government securities; quasi-sovereign debt, such as obligations issued by governmental agencies and instrumentalities; and supra-national obligations. The Fund may also invest in obligations of private, non‑governmental issuers. The Fund’s investments may include government and private high yield and defaulted debt securities; inflation-indexed securities; mortgage- and asset-backed securities; bank loans; and securities or structured products that are linked to or derive their values from another security, asset or currency of any country or issuer in which the Fund may otherwise invest.
The Fund expects normally to have significant exposure to foreign currencies, which may be achieved by investing in bonds denominated in the local currencies of foreign issuers or by investing in currencies directly or in currency-related instruments, such as forward contracts. The Fund may enter into foreign currency exchange transactions, including foreign currency futures and forward contracts and foreign currency swaps and options, to take long or short positions in various currencies, including currencies to which the Fund might not otherwise have exposure, in order to benefit from changes in the values of those currencies anticipated by the Adviser. The Fund may also, but will not necessarily, enter into foreign currency exchange transactions in order to hedge against changes in the values of its portfolio investments due to declines in the values of the currencies in which those investments are denominated against the U.S. dollar. The Fund may use any of the instruments, or any combination of the instruments, above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. Foreign currency exchange transactions may have the effect of creating investment leverage in the Fund’s portfolio and the returns from such transactions may represent, from time to time, a significant component of the Fund’s investment returns.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
Under normal market conditions, the Fund will generally invest in securities that provide exposure to at least three different countries, not including the United States. There is no limit on the percentage of the Fund that may be invested in emerging market countries or in any single or small number of currencies or issuers.
The Fund normally invests principally in “investment grade” securities (i.e., those rated above Ba1 by Moody’s Investors Service, Inc. or above BB+ by S&P Global Ratings or Fitch Ratings, Inc. or, if unrated, determined by the Adviser to be of comparable quality). The Fund normally will not invest more than 25% of its total assets in fixed income instruments that are, at the time of purchase, rated or determined by the Adviser to be below investment grade. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities, debt obligations, fixed-income instruments, and any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. For these purposes, the term bond shall be interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For purposes of the Fund’s 80% policy, bonds also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities, such as an ETF that invests in bonds.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended, and may invest in the securities of a smaller number of issuers than a diversified fund.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than one year and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income securities would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.
The Adviser may also seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including options on swap agreements). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.
In addition to its use of foreign currency exchange transactions, the Fund may use other derivatives transactions with the purpose or effect of creating investment leverage or for other purposes. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, or other indicators of value, or to hedge against portfolio exposures. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivatives transactions. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful. Any use of derivatives strategies entails the risks of investing directly in the securities, instruments or assets underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”), including investment companies sponsored or managed by the Adviser or its related parties. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.